PROSPECTUS SUPPLEMENT	December 30, 2022

Prospectus Supplement

December 30, 2022

Multi-Asset Income Fund
ETAMX	Class A Shares	ETCMX	Class C Shares
ETNMX	Class N Shares	ETIMX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2022, and should be read in conjunction with such Prospectus.

Multi-Asset Income Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Russell Midcap Total Return Index will replace the Russell Midcap Value Index as a component of the Fund’s blended index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)
Class A Shares	1 Year	5 Years	Since inception (7/15/2015)
Return Before Taxes	9.52%	9.65%	8.51%
Return After Taxes on Distributions	7.74%	8.63%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.26%	7.30%	6.45%
Class C Shares
Return Before Taxes	15.16%	10.07%	8.66%
Class N Shares
Return Before Taxes	16.06%	10.95%	9.53%
Class I Shares
Return Before Taxes	16.28%	11.16%	9.73%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	15.10%	12.70%
Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(1.29)%	2.79%	2.54%
Multi-Asset Income Blend (reflects no deduction for fees, expenses or taxes) [1]	10.22%	9.24%	7.91%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	10.64%

1.	The Multi-Asset Income Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.

*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.

PROSPECTUS SUPPLEMENT	December 30, 2022

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.